Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Scheduled of fair value measurements

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$280,457,776	$—	$—

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$280,164,163	$—	$—

Southland Holding Llc [Member]
Schedule of Fair value, assets measured on recurring basis

	As of
	June 30, 2022
(amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$8	$8	$—	$—
Total	8	8	—	—

Investments Noncurrent
Private Equity	3,472	—	—	3,472
Total noncurrent	3,472	—	—	3,472
Overall Total	$3,480	$8	$—	$3,472

	As of
	December 31, 2021
(amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$12	$12	$—	$—
Total	12	12	—	—

Investments Noncurrent
Private Equity	3,925	—	—	3,925
Total noncurrent	3,925	—	—	3,925
Overall Total	$3,937	$12	$—	$3,925